BUSINESS COMBINATION (DETAILS 2) $ in Thousands	12 Months Ended
Mar. 31, 2015 USD ($)
Business Acquisition [Line Items]
Pro forma net sales	$ 22,373
Pro forma operating income	1,308
Pro forma net income	$ 1,184